THE LAZARD FUNDS, INC.	LAZARD RETIREMENT SERIES, INC.
Lazard Global Small Cap Equity Portfolio	Lazard Retirement Global Small Cap Equity Portfolio

Supplement to Current Summary Prospectuses and Prospectuses

Effective December 11, 2026 (the “Effective Date”), the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus and the “Lazard Funds Summary Section—Lazard Global Small Cap Equity Portfolio—Management—Portfolio Managers/Analysts” section in the Prospectus for Lazard Global Small Cap Equity Portfolio:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since September 2025.

Sebastien Pigeon, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, has been with the Portfolio since May 2025.

Patricia Biggers, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

As of the Effective Date, the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus and the “Lazard Retirement Series Summary Section—Lazard Retirement Global Small Cap Equity Portfolio—Management—Portfolio Managers/Analysts” section in the Prospectus for Lazard Retirement Global Small Cap Equity Portfolio:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, will serve from inception.

Patricia Biggers, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, will serve from inception.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, will serve from inception.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, will serve from inception.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, will serve from inception.

Sebastien Pigeon, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, will serve from inception.

As of the Effective Date, the following supersedes and replaces any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the Prospectus for Lazard Global Small Cap Equity Portfolio:

Global Small Cap Equity Portfolio—Sean Gallagher, Patricia Biggers, Michael DeBernardis (each since 2025), Alex Ingham (since 2012), Scott Kolar and Sebastien Pigeon (each since 2025)

As of the Effective Date, the following supersedes and replaces any contrary information in the section entitled “Lazard Retirement Series Fund Management—Portfolio Management” in the Prospectus for Lazard Retirement Global Small Cap Equity Portfolio:

Retirement Global Small Cap Equity Portfolio—Sean Gallagher, Patricia Biggers, Michael DeBernardis, Alex Ingham, Scott Kolar and Sebastien Pigeon

Dated: July 20, 2026